Share-Based Payments (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock options outstanding, beginning balance	1,124,410		2,657,698
Stock options Granted		1,124,410
Stock options exercised			(2,657,698)
Stock options Cancelled/forfeited
Stock options outstanding, ending balance	1,124,410	1,124,410
Stock options exercisable	1,124,410	1,124,410
Weighted average exercise price, outstanding	$ 0.77		$ 0.12
Weighted average exercise price, Granted		0.73
Weighted average exercise price, exercised			(0.12)
Weighted average exercise price, Cancelled/forfeited
Weighted average exercise price, outstanding	0.77	0.77
Weighted average exercise price, exercisable	0.77	0.73
Weighted average grant date fair value of options during year
Weighted average duration to expiration of outstanding options	4 years 9 months 18 days	5 years